Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

July 2, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Schwab Strategic Trust (“Trust”) (File Nos. 333-160595 and 811-22311)

Schwab Fundamental Index ETFs
●	Schwab Fundamental U.S. Broad Market Index ETF
●	Schwab Fundamental U.S. Large Company Index ETF
●	Schwab Fundamental U.S. Small Company Index ETF
●	Schwab Fundamental International Large Company Index ETF
●	Schwab Fundamental International Small Company Index ETF
●	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab U.S. REIT ETF

Post-Effective Amendment No. 107

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust certifies that:

1.	Schwab Fundamental Index ETFs

●	The prospectus, dated June 28, 2018, for the Schwab Fundamental Index ETFs that would have been filed pursuant to Rule 497(c) does not differ from the prospectus in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

2.	Schwab U.S. REIT ETF

●	The prospectus and statement of additional information, dated June 28, 2018, for the Schwab U.S. REIT ETF that would have been filed pursuant to Rule 497(c) does not differ from the prospectus and statement of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Robin R. Nesbitt
Robin R. Nesbitt
Corporate Counsel
Charles Schwab Investment Management, Inc.